Loans and Allowance for Loan Loss (Detail 4) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015 loan	Mar. 31, 2014 loan	Dec. 31, 2014 loan	Dec. 31, 2013 item loan
Loans and Allowance for Loan Losses
Recorded investment in TDRs	$ 1,511		$ 1,677	$ 4,078
Troubled Debt Restructuring
Number of Loans	1		2	5
Pre-Modification Outstanding Recorded Investment	399	17	18	2,405
Post-Modification Outstanding Recorded Investment
Adjusted Interest Rate			4
Extended Maturity		11	8	2,231
Extended Maturity and Restructured Payments			6	22
Extended Maturity, Restructured Payments and Adjusted Interest Rate	397			171
Number of loans restructured performing as agreed to modified terms	2		2	4
Valuation allowance for loans restructured			2
Number of restructured loans with recorded allowance			1
Number of loans restructured placed on nonaccrual status				1
Number of loans modified as a troubled debt restructured loan within previous 12 months and for which there was a payment default	0	1	0	1
Period of time payment is past due for trouble debt restructuring to be default.	90 days			90 days
Charge-off of restructured loan with subsequent payment default				85
1 - 4 family residential
Troubled Debt Restructuring
Number of Loans				2
Pre-Modification Outstanding Recorded Investment				1,203
Post-Modification Outstanding Recorded Investment
Extended Maturity				1,051
Extended Maturity, Restructured Payments and Adjusted Interest Rate				171
Nonfarm nonresidential
Troubled Debt Restructuring
Number of Loans				1
Pre-Modification Outstanding Recorded Investment	399			1,180
Post-Modification Outstanding Recorded Investment
Extended Maturity				1,180
Extended Maturity, Restructured Payments and Adjusted Interest Rate	397
Commercial
Troubled Debt Restructuring
Number of Loans	1			1
Pre-Modification Outstanding Recorded Investment				16
Post-Modification Outstanding Recorded Investment
Extended Maturity and Restructured Payments				16
Consumer
Troubled Debt Restructuring
Number of Loans			2	1
Pre-Modification Outstanding Recorded Investment		17	18	6
Post-Modification Outstanding Recorded Investment
Adjusted Interest Rate			4
Extended Maturity		11	8
Extended Maturity and Restructured Payments			$ 6	$ 6